Operating Lease (Details) - Schedule of Recognized Operating Lease Liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Recognized Operating Lease Liabilities [Abstract]
Right-of-use assets	$ 492,984	$ 241,554
Operating lease liabilities, current	162,576	51,239
Operating lease liabilities, non-current	167,428
Total operating lease liabilities	$ 330,004	$ 51,239